Exhibit 99.44

Loan ID	Redaction ID	Investor Loan ID	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Current/Final Loan Grade	Compliance Initial Loan Grade	Compliance Current/Final Loan Grade	Property Initial Loan Grade	Property Current/Final Loan Grade	Queue	Finding Code	Date Created	Date Modified	Finding Status	Event Level	Initial Finding Grade	Current/Final Finding Grade	Finding Category	Finding Sub Category	Finding Name	Finding Comments	Seller Comments	Resolution Comments	Reviewer Comp Factor	Originator Comp Factors	Finding Documents	Originator QM Status	Final Reviewed QM Status	Loan Amount	Property State	Occupancy	Loan Purpose	Refinance Purpose	Acknowledged / WaivedBy	Waiver in File?	Unique Finding ID
XXXX	740	XXXX	D	A	D	A	A	A	A	A	Closed	FCRE1325	2026-05-05 17:00	2026-05-14 13:17	Resolved	1 - Information	D	A	Credit	Missing Doc	Borrower 1 CPA Letter Missing	Resolved-Received revised 1003 and 1008 reflecting the 50% expense factor. - Due Diligence Vendor-05/14/2026
Ready for Review-Document Uploaded. Revised 1008/1003 attached. - Seller-05/12/2026
Counter-Received CPA letter, he will not comment on the Expense Factor used for XXXX. If we use an expense factor of 50% the DTI is at 48.41 still below 50%. If the income is decrease, will need an updated 1003 and 1008 - Due Diligence Vendor-05/07/2026
Ready for Review-Document Uploaded. Subd CPA letter - Seller-05/06/2026
																						Open-Borrower 1 CPA Letter Missing Missing letter from CPA to use a 30% expense ratio, per guidelines - Due Diligence Vendor-05/05/2026	Ready for Review-Document Uploaded. Revised 1008/1003 attached. - Seller-05/12/2026 Ready for Review-Document Uploaded. Subd CPA letter - Seller-05/06/2026	Resolved-Received revised 1003 and 1008 reflecting the 50% expense factor. - Due Diligence Vendor-05/14/2026	CLTV is less than guidelines maximum - Required is 65 Borrower has 25.71 Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 812		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	9053007